Debt, revolving credit facilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 01, 2019
TDS Revolving credit facility | TDS Parent Company
Revolving credit
Maximum borrowing capacity	$ 400
Letters of credit outstanding	1
Amount available for use	$ 399
Agreement date	Jun. 15, 2016
Maturity date	Jun. 15, 2021
U.S. Cellular Revolving credit facility
Revolving credit
Subordination agreement description	In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated June 15, 2016 together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement. As of December 31, 2016, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
U.S. Cellular Revolving credit facility | U.S. Cellular
Revolving credit
Maximum borrowing capacity	$ 300
Letters of credit outstanding	2
Amount available for use	$ 298
Agreement date	Jun. 15, 2016
Maturity date	Jun. 15, 2021
TDS and U.S. Cellular Revolving credit facility
Revolving credit
Unused commitment fees	$ 2	$ 2	$ 2
Interest Coverage Ratio	3.00
Leverage Ratio	3.25
Revolver compliance	TDS and U.S. Cellular believe they were in compliance as of December 31, 2016 with all covenants and other requirements set forth in the revolving credit facilities.
TDS and U.S. Cellular Revolving credit facility | Future period
Revolving credit
Leverage Ratio				3.00
TDS and U.S. Cellular Revolving credit facility | LIBOR rate
Revolving credit
Contractual spread	1.75%
TDS and U.S. Cellular Revolving credit facility | Alternative Base Rate
Revolving credit
Contractual spread	0.75%